Net interest income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of interest income (expense) [Abstract]
Net income statement transfers	£ 2,297	£ 1,517	£ (1)